Property, plant and equipment and Exploration and Evaluation Assets - Additional Information (Detail) ₨ in Millions		12 Months Ended
	Feb. 25, 2010 a	Mar. 31, 2022 INR (₨) bbl a	Mar. 31, 2022 USD ($) bbl a	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨) bbl	Mar. 31, 2020 USD ($) bbl	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Change in crude oil per barrel | $			$ 1			$ 1
Change in discount rate		1.00%	1.00%		1.00%	1.00%
Impairment reversal		₨ (26,181)	$ (345,000,000)		₨ (146,821)
Property plant and equipment		1,016,551		₨ 946,181			$ 13,399,000,000
Recoverable value of other assets and liabilities of ASI					15,360
Property, plant and equipment, interest capitalized		3,126		3,158	10,169		41,000,000
Share of jointly owned assets with JV partners, property, plant and equipment and exploration and evaluation assets net block		129,253		98,412			1,704,000,000
Property Plant And Equipment Written Off		701	9,000,000	2,440	0
Capital work-in-progress recognised loss		242	3,000,000
Volume of production [member]
Disclosure of detailed information about property, plant and equipment [line items]
Change in recoverable value					170
Discount rate, measurement input [member]
Disclosure of detailed information about property, plant and equipment [line items]
Change in recoverable value					480
AvanStrate Inc. [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charge					5,098
Talwandi Sabo Power Limited TSPL [member]
Disclosure of detailed information about property, plant and equipment [line items]
Land		3,908		3,942			52,000,000
Buildings		1,646		1,781			22,000,000
Machinery		80,514		84,505			1,061,000,000
PSC block RJON-90/1 block and RSC blocks [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charge		₨ 26,181	$ 345,000,000
Rajasthan [member]
Disclosure of detailed information about property, plant and equipment [line items]
Recoverable amount					105,109
Impairment charge					₨ 127,164
Bidhan bagh unit [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of quarters | a		40	40
Oil and gas block [member]
Disclosure of detailed information about property, plant and equipment [line items]
Short term price of oil | bbl		86	86		38	38
Long term price of oil | bbl		68	68		57	57
Percentage increase in price		2.00%	2.00%		2.00%	2.00%
Post-tax nominal discount rate		9.88%	9.88%		10.35%	10.35%
Recoverable amount		₨ 103,259	$ 1,361,000,000
Impairment reversal		61,598	812,000,000
Oil and gas block [member] | Crude price assumptions by $ 1/bb [member] | Rajasthan Oil and Gas cash generating unit [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Change in recoverable value		2,042	27,000,000		₨ 3,370
Oil and gas block [member] | Discount rate by 1% [member] | Rajasthan Oil and Gas cash generating unit [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Change in recoverable value		₨ 3,111	$ 41,000,000	4,940
Oil and gas block [member] | KG ONN 2003/1
Disclosure of detailed information about property, plant and equipment [line items]
Short term price of oil | bbl		86	86
Long term price of oil | bbl		68	68
Percentage increase in price		2.00%	2.00%
Post-tax nominal discount rate		10.63%	10.63%		11.10%	11.10%
Recoverable amount		₨ 1,022	$ 13,000,000
Recoverable amount		2,048			₨ 1,496		27,000,000
Impairment charge					2,551
Oil and gas segment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charge					135,031
Oil and gas segment [member] | Rajasthan Oil and Gas cash generating unit [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment reversal		52,121	687,000,000
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment		3,159,092		3,028,590	2,984,890		41,638,000,000	$ 39,918,000,000
Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charge					10,416
Exploration and evaluation assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment		126,177		140,469	136,066
Exploration and evaluation assets in RJ CGU [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment reversal		9,477	125,000,000
Oil and Gas Properties[member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charge					116,748
Oil and Gas Properties[member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment		1,488,567		1,428,532	1,449,286
Development Assets Under Construction [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment		31,978		41,324			421,000,000
Exploration cost in KG-OSN-2009/3 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charge					5,316
Land and buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment		143,374		141,305	₨ 139,044
Freehold Land		3,200		2,884			42,000,000
Land and buildings [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Freehold Land		2,731		2,545			36,000,000
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant And Equipment Written Off		57	1,000,000
ESL Steel Limited [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment				8,107
Impairment loss		459	6,000,000	629
Aluminium Product [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss		62,745	$ 827,000,000
Deposits		₨ 1,250					$ 17,000,000
Aluminum Product [Member] | Assets Under Construction [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss				₨ 1,811
Bharat aluminum company limited [member]
Disclosure of detailed information about property, plant and equipment [line items]
Area of land | a	1,804.67